Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue:
Revenue		$ 591,781		$ 1,169,847
Reimbursable expenses		160,758		306,870
Total Revenue	$ 641,610	431,023	$ 1,261,735	862,977
Costs and expenses:
Direct costs
Direct Costs, Reimbursable Expenses	169,313	0	328,066	0
Direct Costs, Other	279,913	250,044	551,752	500,503
Selling, general and administrative expense	80,936	80,833	161,851	162,222
Depreciation and amortization	17,046	14,395	33,944	28,843
Restructuring	12,490	7,753	12,490	7,753
Total costs and expenses	559,698	353,025	1,088,103	699,321
Income from operations	81,912	77,998	173,632	163,656
Interest income	1,017	579	1,840	1,134
Interest expense	(3,302)	(3,179)	(7,097)	(6,358)
Income before provision for income taxes	79,627	75,398	168,375	158,432
Provision for income taxes	(7,759)	(10,581)	(18,409)	(22,206)
Net income	$ 71,868	$ 64,817	$ 149,966	$ 136,226
Net income per Ordinary Share:
Basic (USD per share)	$ 1.33	$ 1.20	$ 2.78	$ 2.52
Diluted (USD per share)	$ 1.31	$ 1.19	$ 2.73	$ 2.48
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	54,109,702	53,846,544	54,017,631	54,109,800
Diluted (in shares)	54,852,453	54,530,805	54,875,451	54,923,019